SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Right-of-use assets, balance as at the end of the year		$ 98,579
Derecognition of right of use asset		(97,553)
Impact of Foreign exchange		(1,026)
Right-of-use assets, balance as at the end of the year
Lease Liabilities, beginning balance		98,760
Interest expense
Lease payments
Impact of foreign exchange		(1,207)
Derecognition of lease liability		(97,553)
Early Termination write off
Additions
Interest expense
Lease payments
Lease Liabilities, ending balance